Inventories - Summary of Accompanying Unaudited Interim Condensed Consolidated Balance Sheets of Inventories (Detail) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Inventory [Line Items]
Inventories	$ 3,217,204	$ 1,312,062
Bunkers [Member]
Inventory [Line Items]
Inventories	2,750,958	1,026,545
Lubricants [Member]
Inventory [Line Items]
Inventories	$ 466,246	$ 285,517